Significant accounting policies, estimates and judgements - Currency (Details)	12 Months Ended
	Dec. 31, 2020 € / $	Dec. 31, 2020 € / $ € / £	Dec. 31, 2020 € / $ € / $	Dec. 31, 2019 € / $	Dec. 31, 2019 € / $ € / £	Dec. 31, 2019 € / $ € / $	Dec. 31, 2018 € / $	Dec. 31, 2018 € / $ € / £	Dec. 31, 2018 € / $ € / $	Dec. 31, 2020 € / £	Dec. 31, 2020 € / $	Dec. 31, 2019 € / £	Dec. 31, 2019 € / $	Dec. 31, 2018 € / £	Dec. 31, 2018 € / $
Significant accounting policies, estimates and judgements
Annual average exchange rate	1.14	0.89	1.66	1.12	0.88	1.61	1.18	0.88	1.58
Exchange rate	1.23	1.23	1.23	1.12	1.12	1.12	1.15	1.15	1.15	0.90	1.59	0.85	1.60	0.89	1.62